Cover	Apr. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2023
Entity File Number	000-56477
Entity Registrant Name	HALLMARK VENTURE GROUP, INC.
Entity Central Index Key	0001331421
Entity Tax Identification Number	34-2001531
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	5112 West Taft Road
Entity Address, Address Line Two	Suite M
Entity Address, City or Town	Liverpool
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13088
City Area Code	877
Local Phone Number	646-4833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	HLLK
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false